Inventories (Tables)	3 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	At March 31,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	233	267
Gold on hand (doré/bullion)	60	91
Ore stockpiles	513	512
Uranium oxide and sulfuric acid	12	11
Supplies	437	412
	1,255	1,293
Less: Materials on the leach pad(1)	(128)	(128)
	1,127	1,165
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Schedule Of Inventory, Noncurrent Table [Text Block]
	At March 31,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	472	445
Ore stockpiles	190	180
	662	625
Less: Materials on the leach pad(2)	(472)	(445)
	190	180
(2) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.